Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

Collection Period	31-Aug-16	30/360 Days	35	Collection Period Start	10-Aug-16
Distribution Date	15-Sep-16	Actual/360 Days	36	Collection Period End	31-Aug-16
				Prior Month Settlement Date	10-Aug-16
				Current Month Settlement Date	15-Sep-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,365,082,527.70	1,365,082,527.70	1,321,026,547.77	1.014548
Yield Supplement Overcollaterization		62,999,164.12	62,999,164.12	60,120,910.54
Total Adjusted Pool Balance		1,302,083,363.58	1,302,083,363.58	1,260,905,637.23
Total Adjusted Securities		1,302,083,363.58	1,302,083,363.58	1,260,905,637.23	0.968376
Class A-1 Notes	0.62000%	296,000,000.00	296,000,000.00	254,822,273.65	0.860886
Class A-2a Notes	1.07000%	330,000,000.00	330,000,000.00	330,000,000.00	1.000000
Class A-2b Notes	0.73190%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Class A-3 Notes	1.18000%	428,000,000.00	428,000,000.00	428,000,000.00	1.000000
Class A-4 Notes	1.38000%	96,000,000.00	96,000,000.00	96,000,000.00	1.000000
Certificates	0.00000%	52,083,363.58	52,083,363.58	52,083,363.58	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	41,177,726.35	183,520.00	139.1139404	0.6200000
Class A-2a Notes	0.00	343,291.67	-	1.0402778
Class A-2b Notes	0.00	73,190.00	-	0.7319000
Class A-3 Notes	0.00	491,011.11	-	1.1472222
Class A-4 Notes	0.00	128,800.00	-	1.3416667
Certificates	0.00	0.00	-	-
Total Securities	41,177,726.35	1,219,812.78

I. COLLECTIONS

Interest:
Interest Collections		2,506,664.10
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,506,664.10

Principal:
Principal Collections		44,005,310.79
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		44,005,310.79

Recoveries of Defaulted Receivables		0.00

Total Collections		46,511,974.89

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	80,643	1,302,083,363.58
Total Principal Payment		41,177,726.35
	76,150	1,260,905,637.23

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

III. DISTRIBUTIONS

Total Collections	46,511,974.89
Reserve Account Draw	0.00
Total Available for Distribution	46,511,974.89

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,137,568.77
Servicing Fee Paid	1,137,568.77
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	183,520.00

Class A-1 Notes Monthly Interest Paid	183,520.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	343,291.67

Class A-2a Notes Monthly Interest Paid	343,291.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	73,190.00

Class A-2b Notes Monthly Interest Paid	73,190.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	491,011.11

Class A-3 Notes Monthly Interest Paid	491,011.11
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	128,800.00

Class A-4 Notes Monthly Interest Paid	128,800.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		1,219,812.78
Total Note Monthly Interest Paid		1,219,812.78
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		44,154,593.34

4. Total Monthly Principal Paid on the Notes		41,177,726.35

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		41,177,726.35
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,976,866.99
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,976,866.99

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.41
Required Reserve Account Amount		3,255,208.41
Beginning Reserve Account Balance		3,255,208.41
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.41

Required Reserve Account Amount for Next Period		3,255,208.41

VI. POOL STATISTICS

Weighted Average Coupon		2.10%
Weighted Average Remaining Maturity		51.72

	Amount	Number
Principal on Defaulted Receivables	50,669.14	3
Principal Recoveries of Defaulted Receivables	0.00
Monthly Net Losses	50,669.14
Pool Balance at Beginning of Collection Period	1,365,082,527.70

Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.04%
Four-Month Average Net Loss Ratio	0.01%

Cumulative Net Losses for all Periods	50,669.14

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	1,836,153.49	96	0.14%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	1,836,153.49	96	0.14%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%

60 Day Delinquent Receivables	-
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO